Securities - Summary of Credit Risk Exposure on Investment Securities by Internal Risk Rating (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of credit risk exposure [line items]
Expected credit losses recognized at inception	$ 67
Purchased Credit Impaired [Member]
Disclosure of credit risk exposure [line items]
Securities at Fair Value Through Other Comprehensive Income	$ 125